Northern Lights Variable Trust

Avant Tracking Fund

Incorporated herein by reference is the definitive version of the prospectus for the Avant Tracking Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 29, 2011 (SEC Accession No. 0000910472-11-000606).